OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves [Line Items]
At 1 January and 31 December	£ 6,348	£ 6,348	£ 6,348	£ 6,348
The Bank [member]
OTHER RESERVES (Details) - Schedule of Movement in Merger Reserves [Line Items]
At 1 January and 31 December